Share capital - Rio Tinto plc	12 Months Ended
Dec. 31, 2024
Disclosure of classes of share capital [abstract]
Share capital - Rio Tinto plc	34 Share capital
Recognition and measurement
Ordinary shares are classified as equity. Incremental costs directly attributable to the issuance of new shares are shown in equity as a deduction, net of tax, from the proceeds.
Where any Group company purchases the Group’s equity share capital (treasury shares), the consideration paid, including any directly attributable incremental costs (net of income taxes) is deducted from equity attributable to owners of Rio Tinto. Where such shares are subsequently reissued, any consideration received, net of any directly attributable incremental costs and the related income tax effects, is included in equity attributable to owners of Rio Tinto. If purchased Rio Tinto plc shares are cancelled, an amount equal to the nominal value of the cancelled share is credited to the capital redemption reserve.
Rio Tinto plc

	2024 Number (million)	2023 Number (million)	2022 Number (million)	2024 US$m	2023 US$m	2022 US$m
Issued and fully paid up share capital of 10p each
At 1 January	1,255.892	1,255.845	1,255.795	207	207	207
Ordinary shares issued under the Global Employee Share plan (GESP)	0.053	0.047	0.050	–	–	–
Shares purchased and cancelled(a)	–	–	–	–	–	–
At 31 December	1,255.945	1,255.892	1,255.845	207	207	207
Shares held by public
At 1 January	1,251.321	1,249.655	1,248.141
Shares reissued from treasury under the GESP(b)	1.548	1.619	1.464
Ordinary shares issued under the GESP(b)	0.053	0.047	0.050
Shares purchased and cancelled(a)	–	–	–
At 31 December	1,252.922	1,251.321	1,249.655
Shares held in treasury	3.023	4.571	6.190
Shares held by public	1,252.922	1,251.321	1,249.655
Total share capital	1,255.945	1,255.892	1,255.845
Other share classes
Special Voting Share of 10p each(c)	1 only	1 only	1 only
DLC Dividend Share of 10p each(c)	1 only	1 only	1 only
(a)The authority for the company to buy back its ordinary shares was renewed at the 2021 annual general meeting. No shares were bought back and cancelled in 2024, 2023 or 2022 under the on-market buy-back programme.
(b)New shares issued and reissued from Treasury during the year resulting from the vesting of awards and the exercise of options under Rio Tinto plc employee share-based payment plans had exercise prices and market values between £45.09 and £58.99 per share.
(c)The Special Voting Share was issued to facilitate the joint voting by shareholders of Rio Tinto plc and Rio Tinto Limited on Joint Decisions, following the DLC Merger. The DLC Dividend
Share was issued to a subsidiary of Rio Tinto Limited to facilitate the efficient management of funds within the DLC structure. In addition, an Equalisation Share is authorised but not issued and is governed by the terms of the DLC Merger Sharing Agreement.
During 2024, US$13 million of shares and ADRs (2023: US$17 million; 2022: US$16 million) were purchased by employee share ownership trusts on behalf of Rio Tinto plc to satisfy employee share awards on vesting. At 31 December 2024, 229,749 shares (2023: 253,371; 2022:
232,621) and 48,990 ADRs (2023: 45,694; 2022: 49,777) shares were held in the employee share ownership trusts on behalf of Rio Tinto plc.